Change in non cash working capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in noncash operating working capital
Accounts receivable and contract assets	$ (4,158,055)	$ 1,722,665	$ (1,835,922)
Prepaid expenses	54,194	(221,126)	(17,516)
Deposits	5,762	5,763	3,362
Accounts payable and accrued liabilities	176,473	(438,199)	559,351
Income taxes payable	496,965	0	0
Deferred revenue	(840,768)	805,656	0
Changes in non-cash operating working capital balances	$ (4,265,429)	$ 1,874,759	$ (1,290,725)